BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details) (USD $)	Sep. 30, 2014
BORROWINGS [Abstract]
2014	$ 21,015,906
2015	69,482,821
2016	40,728,500
2017	37,470,220
Total	$ 168,697,447